Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2022
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Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2022	2021

Associates	25	24

Total	25	24
The amounts recognised in the income statement are as follows:

All figures in £ millions	2022	2021

Associates	1	1

Total	1	1
The Group has no material associates or joint ventures. The largest associate is a 40% interest in the Academy of Pop (AOP), which was set up in 2021. It had a year end carrying amount of £9m (2021: £10m), of which £5m (2021: £7m) was still to be paid as at 31 December 2022 (see note 36). AOP is incorporated in Delaware and is a Limited Liability Company. It was set up with XIX Entertainment to create a new entertainment driven performing arts learning platform, which will offer coaching from renowned instructors, with a combination of physical locations and online learning.
There were no other material transactions with associates or joint ventures during 2022 or 2021.